Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Financial Commodity Risk Management Contracts	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares
Q1 2024 [Member] | WTI-Costless Collar [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (Bbls)	877,968	877,968
Put Strike Price Put Strike Price		$ 60
Put Strike Price ($US/Bbl)		$ 77
Q1 2024 [Member] | Natural Gas- Fixed Price Swaps [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (Bbls)	455,000	455,000
Swap Price ($/GJ)	$ 2.97
Q2 2024 [Member] | WTI-Costless Collar [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (Bbls)	877,968	877,968
Put Strike Price Put Strike Price		$ 60
Put Strike Price ($US/Bbl)		$ 74.55
Q2 2024 [Member] | Natural Gas- Fixed Price Swaps [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (Bbls)
Swap Price ($/GJ)
Q3 2024 [Member] | WTI-Costless Collar [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (Bbls)	887,800	887,800
Put Strike Price Put Strike Price		$ 62
Put Strike Price ($US/Bbl)		$ 92.32
Q3 2024 [Member] | Natural Gas- Fixed Price Swaps [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (Bbls)
Swap Price ($/GJ)
Q4 2024 [Member] | WTI-Costless Collar [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (Bbls)	887,800	887,800
Put Strike Price Put Strike Price		$ 59.46
Put Strike Price ($US/Bbl)		$ 87.58
Q4 2024 [Member] | Natural Gas- Fixed Price Swaps [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (Bbls)
Swap Price ($/GJ)